Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2015
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplemental Guarantor Information
        For purposes of this Note 19, "Parent Guarantor and 2012 Issuer" shall mean MCBC. "Subsidiary Guarantors" shall mean certain Canadian and U.S. subsidiaries reflecting the substantial operations of each of our Canada and U.S. segments.
SEC Registered Securities
On May 3, 2012, MCBC issued $1.9 billion of senior notes, in a registered public offering, consisting of $300 million 2.0% senior notes due 2017, $500 million 3.5% senior notes due 2022, and $1.1 billion 5.0% senior notes due 2042. These senior notes are guaranteed on a senior unsecured basis by the Subsidiary Guarantors. Each of the Subsidiary Guarantors is 100% owned by the Parent Guarantor. The guarantees are full and unconditional and joint and several. See Note 12, "Debt" for further discussion.
Other Debt
On September 22, 2005, Molson Coors Capital Finance ULC ("MC Capital Finance") issued $1.1 billion of senior notes consisting of $300 million 4.85% U.S. publicly registered notes due 2010 and CAD 900 million 5.0% privately placed notes maturing on September 22, 2015. These CAD 900 million senior notes were subsequently exchanged for substantially identical CAD 900 million senior notes which were quantified by way of a prospectus in Canada. In connection with an internal corporate reorganization, Molson Coors International LP ("MCI LP") was subsequently added as a co-issuer of the CAD 900 million senior notes in 2007. The $300 million senior notes were repaid in 2010. The CAD 900 million notes due September 22, 2015 were fully repaid using the proceeds from the issuance on September 18, 2015 of privately placed CAD 500 million 2.75% notes due 2020, and privately placed CAD 400 million 2.25% notes due 2018. Both offerings are guaranteed by MCBC, and certain of our U.S. and Canadian subsidiaries. Subsequent to settlement of the notes due on September 22, 2015, and local regulatory approval, MC Capital Finance ceased to be a reporting issuer in all the applicable provinces of Canada.
None of our other outstanding debt is publicly registered, and it is all guaranteed on a senior and unsecured basis by the Parent Guarantor and certain Subsidiary Guarantors. These guarantees are full and unconditional and joint and several. See Note 12, "Debt" for details of all debt issued and outstanding as of December 31, 2015.
Presentation
We have recast our presentation of the guarantor financial information to reflect the release of Molson Coors Brewing Company (UK) Limited, our primary UK operating entity, Golden Acquisition and Molson Coors Holdings Limited as subsidiary guarantors of our debt obligations, evidenced by the supplemental indentures dated May 13, 2016.
The following information sets forth the condensed consolidating statements of operations for the years ended December 31, 2015, December 31, 2014, and December 31, 2013, condensed consolidating balance sheets as of December 31, 2015, and December 31, 2014, and condensed consolidating statements of cash flows for the years ended December 31, 2015, December 31, 2014, and December 31, 2013. Investments in subsidiaries are accounted for under the equity method; accordingly, entries necessary to consolidate the Parent Guarantor and all of our guarantor and non-guarantor subsidiaries are reflected in the eliminations column. In the opinion of management, separate complete financial statements of MCBC and the Subsidiary Guarantors would not provide additional material information that would be useful in assessing their financial composition.
Historical balance sheet amounts have been adjusted to reflect the adoption of the authoritative guidance requiring debt issuance costs to be presented as a direct reduction from the carrying value of the related debt. See Note 2, "New Accounting Pronouncements" for further discussion.
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$28.2	$2,070.4	$3,141.3	$(112.5)	$5,127.4
Excise taxes	—	(473.9)	(1,086.0)	—	(1,559.9)
Net sales	28.2	1,596.5	2,055.3	(112.5)	3,567.5
Cost of goods sold	—	(902.9)	(1,340.8)	80.2	(2,163.5)
Gross profit	28.2	693.6	714.5	(32.3)	1,404.0
Marketing, general and administrative expenses	(131.0)	(371.9)	(581.2)	32.3	(1,051.8)
Special items, net	—	(27.2)	(319.5)	—	(346.7)
Equity income (loss) in subsidiaries	432.8	(449.8)	183.4	(166.4)	—
Equity income in MillerCoors	—	516.3	—	—	516.3
Operating income (loss)	330.0	361.0	(2.8)	(166.4)	521.8
Interest income (expense), net	(67.5)	290.1	(334.6)	—	(112.0)
Other income (expense), net	(7.4)	6.3	2.0	—	0.9
Income (loss) from continuing operations before income taxes	255.1	657.4	(335.4)	(166.4)	410.7
Income tax benefit (expense)	104.4	(214.5)	58.3	—	(51.8)
Net income (loss) from continuing operations	359.5	442.9	(277.1)	(166.4)	358.9
Income (loss) from discontinued operations, net of tax	—	—	3.9	—	3.9
Net income (loss) including noncontrolling interests	359.5	442.9	(273.2)	(166.4)	362.8

Net (income) loss attributable to noncontrolling interests	—	—	(3.3)	—	(3.3)
Net income (loss) attributable to MCBC	$359.5	$442.9	$(276.5)	$(166.4)	$359.5
Comprehensive income (loss) attributable to MCBC	$(437.0)	$(294.5)	$(450.6)	$745.1	$(437.0)

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$16.8	$2,437.3	$3,585.5	$(112.1)	$5,927.5
Excise taxes	—	(558.0)	(1,223.2)	—	(1,781.2)
Net sales	16.8	1,879.3	2,362.3	(112.1)	4,146.3
Cost of goods sold	—	(1,044.7)	(1,540.4)	91.8	(2,493.3)
Gross profit	16.8	834.6	821.9	(20.3)	1,653.0
Marketing, general and administrative expenses	(123.8)	(426.4)	(634.0)	20.3	(1,163.9)
Special items, net	(0.3)	(21.4)	(302.7)	—	(324.4)
Equity income (loss) in subsidiaries	602.3	(287.3)	227.1	(542.1)	—
Equity income in MillerCoors	—	561.8	—	—	561.8
Operating income (loss)	495.0	661.3	112.3	(542.1)	726.5
Interest income (expense), net	(78.9)	240.3	(295.1)	—	(133.7)
Other income (expense), net	(2.1)	(1.2)	(3.2)	—	(6.5)
Income (loss) from continuing operations before income taxes	414.0	900.4	(186.0)	(542.1)	586.3
Income tax benefit (expense)	100.0	(158.9)	(10.1)	—	(69.0)
Net income (loss) from continuing operations	514.0	741.5	(196.1)	(542.1)	517.3
Income (loss) from discontinued operations, net of tax	—	—	0.5	—	0.5
Net income (loss) including noncontrolling interests	514.0	741.5	(195.6)	(542.1)	517.8

Net (income) loss attributable to noncontrolling interests	—	—	(3.8)	—	(3.8)
Net income (loss) attributable to MCBC	$514.0	$741.5	$(199.4)	$(542.1)	$514.0
Comprehensive income (loss) attributable to MCBC	$(539.3)	$(162.7)	$(786.1)	$948.8	$(539.3)

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$27.5	$2,685.1	$3,458.9	$(171.9)	$5,999.6
Excise taxes	—	(619.9)	(1,173.6)	—	(1,793.5)
Net sales	27.5	2,065.2	2,285.3	(171.9)	4,206.1
Cost of goods sold	—	(1,121.4)	(1,564.1)	139.9	(2,545.6)
Gross profit	27.5	943.8	721.2	(32.0)	1,660.5
Marketing, general and administrative expenses	(117.4)	(464.5)	(643.9)	32.0	(1,193.8)
Special items, net	(2.8)	(30.7)	(166.5)	—	(200.0)
Equity income (loss) in subsidiaries	668.5	(375.1)	251.4	(544.8)	—
Equity income in MillerCoors	—	539.0	—	—	539.0
Operating income (loss)	575.8	612.5	162.2	(544.8)	805.7
Interest income (expense), net	(99.5)	374.0	(444.6)	—	(170.1)
Other income (expense), net	(4.4)	27.0	(3.7)	—	18.9
Income (loss) from continuing operations before income taxes	471.9	1,013.5	(286.1)	(544.8)	654.5
Income tax benefit (expense)	95.4	(232.7)	53.3	—	(84.0)
Net income (loss) from continuing operations	567.3	780.8	(232.8)	(544.8)	570.5
Income (loss) from discontinued operations, net of tax	—	—	2.0	—	2.0
Net income (loss) including noncontrolling interests	567.3	780.8	(230.8)	(544.8)	572.5
Net (income) loss attributable to noncontrolling interests	—	—	(5.2)	—	(5.2)
Net income (loss) attributable to MCBC	$567.3	$780.8	$(236.0)	$(544.8)	$567.3
Comprehensive income (loss) attributable to MCBC	$760.2	$1,033.7	$134.9	$(1,168.6)	$760.2
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2015
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$146.4	$106.2	$178.3	$—	$430.9
Accounts receivable, net	—	120.4	304.3	—	424.7
Other receivables, net	8.7	33.5	59.0	—	101.2
Total inventories	—	61.6	117.7	—	179.3
Other current assets, net	45.6	22.4	54.7	—	122.7
Intercompany accounts receivable	—	3,796.7	5.5	(3,802.2)	—
Total current assets	200.7	4,140.8	719.5	(3,802.2)	1,258.8
Properties, net	20.4	578.7	991.7	—	1,590.8
Goodwill	—	225.3	1,758.0	—	1,983.3
Other intangibles, net	—	2,954.2	1,791.5	—	4,745.7
Investment in MillerCoors	—	2,441.0	—	—	2,441.0
Net investment in and advances to subsidiaries	12,394.3	3,459.1	4,765.1	(20,618.5)	—
Deferred tax assets	37.7	—	0.1	(17.6)	20.2
Other assets, net	14.0	115.4	107.1	—	236.5
Total assets	$12,667.1	$13,914.5	$10,133.0	$(24,438.3)	$12,276.3
Liabilities and equity
Current liabilities:
Accounts payable and other current liabilities	$72.7	$332.0	$779.7	$—	$1,184.4
Current portion of long-term debt and short-term borrowings	—	—	28.7	—	28.7
Discontinued operations	—	—	4.1	—	4.1
Intercompany accounts payable	3,652.6	70.6	79.0	(3,802.2)	—
Total current liabilities	3,725.3	402.6	891.5	(3,802.2)	1,217.2
Long-term debt	1,902.1	1,006.6	—	—	2,908.7
Pension and postretirement benefits	3.3	184.3	14.3	—	201.9
Deferred tax liabilities	—	215.7	601.7	(17.6)	799.8
Other liabilities	6.5	25.1	43.7	—	75.3
Discontinued operations	—	—	10.3	—	10.3
Intercompany notes payable	—	0.5	4,758.8	(4,759.3)	—
Total liabilities	5,637.2	1,834.8	6,320.3	(8,579.1)	5,213.2
MCBC stockholders' equity	7,031.0	16,837.4	3,793.1	(20,618.5)	7,043.0
Intercompany notes receivable	(1.1)	(4,757.7)	(0.5)	4,759.3	—
Total stockholders' equity	7,029.9	12,079.7	3,792.6	(15,859.2)	7,043.0
Noncontrolling interests	—	—	20.1	—	20.1
Total equity	7,029.9	12,079.7	3,812.7	(15,859.2)	7,063.1
Total liabilities and equity	$12,667.1	$13,914.5	$10,133.0	$(24,438.3)	$12,276.3
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2014
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$40.9	$173.2	$410.5	$—	$624.6
Accounts receivable, net	2.3	153.8	371.6	—	527.7
Other receivables, net	17.4	32.0	44.6	—	94.0
Total inventories	—	71.5	130.7	—	202.2
Other current assets, net	5.6	30.8	65.0	—	101.4
Deferred tax assets	2.2	—	31.6	(6.6)	27.2
Intercompany accounts receivable	—	3,190.4	—	(3,190.4)	—
Total current assets	68.4	3,651.7	1,054.0	(3,197.0)	1,577.1
Properties, net	26.9	718.5	1,052.6	—	1,798.0
Goodwill	—	268.4	1,923.2	—	2,191.6
Other intangibles, net	—	3,536.9	2,218.9	—	5,755.8
Investment in MillerCoors	—	2,388.6	—	—	2,388.6
Net investment in and advances to subsidiaries	12,582.8	3,108.4	5,384.6	(21,075.8)	—
Deferred tax assets	21.3	13.1	1.2	22.6	58.2
Other assets, net	17.8	104.6	88.4	—	210.8
Total assets	$12,717.2	$13,790.2	$11,722.9	$(24,250.2)	$13,980.1
Liabilities and equity
Current liabilities:
Accounts payable and other current liabilities	$61.9	$372.5	$870.6	$—	$1,305.0
Deferred tax liabilities	—	171.4	—	(6.6)	164.8
Current portion of long-term debt and short-term borrowings	—	773.8	75.2	—	849.0
Discontinued operations	—	—	6.1	—	6.1
Intercompany accounts payable	2,881.1	83.8	225.5	(3,190.4)	—
Total current liabilities	2,943.0	1,401.5	1,177.4	(3,197.0)	2,324.9
Long-term debt	1,892.6	428.7	—	—	2,321.3
Pension and postretirement benefits	2.9	239.6	300.4	—	542.9
Deferred tax liabilities	—	—	761.7	22.6	784.3
Other liabilities	16.6	42.5	46.0	—	105.1
Discontinued operations	—	—	15.5	—	15.5
Intercompany notes payable	—	324.0	5,663.9	(5,987.9)	—
Total liabilities	4,855.1	2,436.3	7,964.9	(9,162.3)	6,094.0
MCBC stockholders' equity	7,863.3	17,016.6	4,059.2	(21,075.8)	7,863.3
Intercompany notes receivable	(1.2)	(5,662.7)	(324.0)	5,987.9	—
Total stockholders' equity	7,862.1	11,353.9	3,735.2	(15,087.9)	7,863.3
Noncontrolling interests	—	—	22.8	—	22.8
Total equity	7,862.1	11,353.9	3,758.0	(15,087.9)	7,886.1
Total liabilities and equity	$12,717.2	$13,790.2	$11,722.9	$(24,250.2)	$13,980.1
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2015
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$578.6	$691.8	$(220.4)	$(353.6)	$696.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(13.9)	(70.2)	(190.9)	—	(275.0)
Proceeds from sales of properties and other assets	—	0.7	11.1	—	11.8
Acquisition of businesses, net of cash acquired	—	—	(91.2)	—	(91.2)
Proceeds from sale of business	—	—	8.7	—	8.7
Investment in MillerCoors	—	(1,442.7)	—	—	(1,442.7)
Return of capital from MillerCoors	—	1,441.1	—	—	1,441.1
Net intercompany investing activity	(56.3)	(134.2)	270.7	(80.2)	—
Other	33.4	(10.7)	(10.1)	—	12.6
Net cash provided by (used in) investing activities	(36.8)	(216.0)	(1.7)	(80.2)	(334.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	34.6	—	—	—	34.6
Excess tax benefits from share-based compensation	10.0	—	—	—	10.0
Dividends paid	(271.7)	(306.5)	(78.8)	353.6	(303.4)
Payments for purchase of treasury stock	(150.1)	—	—	—	(150.1)
Payments on debt and borrowings	—	(676.4)	(25.0)	—	(701.4)
Proceeds on debt and borrowings	—	679.9	23.4	—	703.3
Debt issuance costs	(58.3)	(3.5)	—	—	(61.8)
Net proceeds from (payments on) revolving credit facilities and commercial paper	—	—	3.9	—	3.9
Change in overdraft balances and other	(0.8)	(0.5)	(45.8)	—	(47.1)
Net intercompany financing activity	—	(214.4)	134.2	80.2	—
Net cash provided by (used in) financing activities	(436.3)	(521.4)	11.9	433.8	(512.0)
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	105.5	(45.6)	(210.2)	—	(150.3)
Effect of foreign exchange rate changes on cash and cash equivalents	—	(21.4)	(22.0)	—	(43.4)
Balance at beginning of year	40.9	173.2	410.5	—	624.6
Balance at end of period	$146.4	$106.2	$178.3	$—	$430.9
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2014
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$572.0	$216.5	$604.5	$(120.4)	$1,272.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(11.9)	(70.8)	(176.8)	—	(259.5)
Proceeds from sales of properties and other assets	—	1.4	7.4	—	8.8
Investment in MillerCoors	—	(1,388.1)	—	—	(1,388.1)
Return of capital from MillerCoors	—	1,382.5	—	—	1,382.5
Net intercompany investing activity	(37.4)	279.3	280.4	(522.3)	—
Other	—	10.0	6.9	—	16.9
Net cash provided by (used in) investing activities	(49.3)	214.3	117.9	(522.3)	(239.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	44.4	—	—	—	44.4
Excess tax benefits from share-based compensation	8.2	—	—	—	8.2
Dividends paid	(242.5)	(48.1)	(103.4)	120.4	(273.6)
Payments on debt and borrowings	(1.1)	(61.7)	(11.6)	—	(74.4)
Proceeds on debt and borrowings	—	—	4.8	—	4.8
Debt issuance costs	(1.8)	—	(0.1)	—	(1.9)
Payments on settlement of derivative instruments	—	(65.2)	—	—	(65.2)
Net proceeds from (payments on) revolving credit facilities and commercial paper	(379.6)	—	(134.3)	—	(513.9)
Change in overdraft balances and other	—	—	69.6	—	69.6
Net intercompany financing activity	—	(241.2)	(281.1)	522.3	—
Net cash provided by (used in) financing activities	(572.4)	(416.2)	(456.1)	642.7	(802.0)
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	(49.7)	14.6	266.3	—	231.2
Effect of foreign exchange rate changes on cash and cash equivalents	—	(18.5)	(30.4)	—	(48.9)
Balance at beginning of year	90.6	177.1	174.6	—	442.3
Balance at end of period	$40.9	$173.2	$410.5	$—	$624.6
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2013
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$660.9	$392.2	$698.9	$(583.8)	$1,168.2
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(11.7)	(70.7)	(211.5)	—	(293.9)
Proceeds from sales of properties and other assets	—	33.0	20.6	—	53.6
Investment in MillerCoors	—	(1,186.5)	—	—	(1,186.5)
Return of capital from MillerCoors	—	1,146.0	—	—	1,146.0
Net intercompany investing activity	(446.4)	121.5	(72.9)	397.8	—
Other	—	—	3.8	—	3.8
Net cash provided by (used in) investing activities	(458.1)	43.3	(260.0)	397.8	(277.0)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	88.8	—	—	—	88.8
Excess tax benefits from share-based compensation	7.7	—	—	—	7.7
Dividends paid	(206.5)	(142.7)	(469.2)	583.8	(234.6)
Payments on debt and borrowings	(578.0)	(615.1)	(139.1)	—	(1,332.2)
Proceeds from debt and borrowings	—	—	15.0	—	15.0
Debt issuance costs	(0.2)	—	(0.2)	—	(0.4)
Payments on settlement of derivative instruments	—	(119.4)	—	—	(119.4)
Net proceeds from (payments on) revolving credit facilities and commercial paper	379.6	—	127.8	—	507.4
Change in overdraft balances and other	6.6	(0.2)	2.1	—	8.5
Net intercompany financing activity	—	519.3	(121.5)	(397.8)	—
Net cash provided by (used in) financing activities	(302.0)	(358.1)	(585.1)	186.0	(1,059.2)

CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	(99.2)	77.4	(146.2)	—	(168.0)
Effect of foreign exchange rate changes on cash and cash equivalents	—	(10.9)	(2.8)	—	(13.7)
Balance at beginning of year	189.8	110.6	323.6	—	624.0
Balance at end of period	$90.6	$177.1	$174.6	$—	$442.3